Deposits with Vendors	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deposits With Vendors [Abstract]
DEPOSITS WITH VENDORS

NOTE 6—DEPOSITS WITH VENDORS

Deposits with vendors represent cash on deposit with one vendor arising from accumulated rebates paid by the vendor. The deposits are used by the vendor to seek to secure the Company's purchases. The deposit can be withdrawn at any time up to the amount of the Company's credit line with the vendor. Alternatively, the Company could secure their credit line with a floor plan line from a lender and withdraw all its deposits. The Company has elected to leave the deposits with the vendor on which it earns interest income. As of June 30, 2020 and December 31, 2019, deposits with vendors totaled $345,502 and $294,960, respectively.

NOTE 6—DEPOSITS WITH VENDORS

Deposits with vendors represent cash on deposit with one vendor arising from accumulated rebates paid by the vendor. The deposits are used by the vendor to seek to secure the Company's purchases. The deposit can be withdrawn at any time up to the amount of the Company's credit line with the vendor. Alternatively, the Company could secure their credit line with a floor plan line from a lender and withdraw all its deposits. The Company has elected to leave the deposits with the vendor on which it earns interest income. As of December 31, 2019 and 2018, deposits with vendors totaled $294,960 and $-0-, respectively.